UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21411

Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 156.2% (1)

	Principal
	Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 2.9%
		ACTS Aero Technical Support & Service, Inc.
	709,366	Term Loan, 7.31%, Maturing October 5, 2014	$652,617
		Colt Defense, LLC
	995,000	Term Loan, 6.52%, Maturing July 9, 2014	988,781
		DAE Aviation Holdings, Inc.
	485,066	Term Loan, 7.75%, Maturing July 31, 2009	484,763
	414,731	Term Loan, 6.99%, Maturing July 31, 2014	413,435
	547,791	Term Loan, 7.93%, Maturing July 31, 2014	546,079
		Evergreen International Aviation
	1,395,302	Term Loan, 6.81%, Maturing October 31, 2011	1,325,537
		Hawker Beechcraft Acquisition
	117,836	Term Loan, Maturing March 26, 2014 (2)	111,944
	1,382,164	Term Loan, Maturing March 26, 2014 (2)	1,313,056
	176,702	Term Loan, 6.83%, Maturing March 26, 2014	159,813
	2,072,636	Term Loan, 6.83%, Maturing March 26, 2014	1,874,536
		Hexcel Corp.
	820,506	Term Loan, 6.46%, Maturing March 1, 2012	808,199
		IAP Worldwide Services, Inc.
	955,500	Term Loan, 11.13%, Maturing December 30, 2012	848,484
		Spirit AeroSystems, Inc.
	1,609,784	Term Loan, 5.68%, Maturing December 31, 2011	1,599,723
		TransDigm, Inc.
	1,625,000	Term Loan, 6.86%, Maturing June 23, 2013	1,566,094
		Vought Aircraft Industries, Inc.
	2,123,306	Term Loan, 7.34%, Maturing December 17, 2011	2,010,064
		Wesco Aircraft Hardware Corp.
	1,142,688	Term Loan, 7.08%, Maturing September 29, 2013	1,099,837
			$15,802,962
Air Transport — 0.9%
		Airport Development and Investment, Ltd.
GBP	986,070	Term Loan, 9.64%, Maturing April 7, 2011	$1,806,852
		Delta Air Lines, Inc.
	1,194,000	Term Loan, 8.08%, Maturing April 30, 2014	1,087,038
		Northwest Airlines, Inc.
	2,079,000	DIP Loan, 5.99%, Maturing August 21, 2008	1,905,751
			$4,799,641
Automotive — 5.7%
		Accuride Corp.
	1,957,967	Term Loan, 7.56%, Maturing January 31, 2012	$1,888,214
		Adesa, Inc.
	4,203,875	Term Loan, 7.08%, Maturing October 18, 2013	3,691,154
		Affina Group, Inc.
	1,370,985	Term Loan, 6.24%, Maturing November 30, 2011	1,340,138
		Allison Transmission, Inc.
	2,992,500	Term Loan, 7.43%, Maturing September 30, 2014	2,631,796
		AxleTech International Holding, Inc.
	1,750,000	Term Loan, 11.23%, Maturing April 21, 2013	1,723,750
		Chrysler Financial
	1,500,000	Term Loan, Maturing August 1, 2014 (2)	1,350,000
		CSA Acquisition Corp.
	358,353	Term Loan, 7.38%, Maturing December 23, 2011	341,033
	895,604	Term Loan, 7.38%, Maturing December 23, 2011	852,317
	490,000	Term Loan, 7.38%, Maturing December 23, 2012	463,050

		Dayco Products, LLC
	1,748,610	Term Loan, 9.27%, Maturing June 21, 2011	$1,455,718
		Delphi Corp.
	1,000,000	DIP Loan, 7.38%, Maturing July 1, 2008	987,500
		Ford Motor Co.
	1,757,250	Term Loan, 8.00%, Maturing December 15, 2013	1,543,185
		General Motors Corp.
	3,422,956	Term Loan, 7.06%, Maturing November 29, 2013	3,140,990
		Goodyear Tire & Rubber Co.
	2,400,000	Term Loan, 6.43%, Maturing April 30, 2010	2,199,000
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 6.94%, Maturing May 30, 2014	157,482
EUR	1,886,182	Term Loan, 7.59%, Maturing May 30, 2014	2,694,937
		Keystone Automotive Operations, Inc.
	1,388,487	Term Loan, 7.44%, Maturing January 12, 2012	1,219,554
		LKQ Corp.
	975,000	Term Loan, 6.57%, Maturing October 12, 2014	966,469
		TriMas Corp.
	234,375	Term Loan, 5.39%, Maturing August 2, 2011	230,566
	1,002,930	Term Loan, 5.49%, Maturing August 2, 2013	986,632
		United Components, Inc.
	1,197,003	Term Loan, 6.86%, Maturing June 30, 2010	1,144,634
			$31,008,119
Beverage and Tobacco — 0.5%
		Constellation Brands, Inc.
	560,000	Term Loan, 6.60%, Maturing June 5, 2013	$543,050
		Culligan International Co.
EUR	975,000	Term Loan, 9.32%, Maturing May 31, 2013	851,715
		Southern Wine & Spirits of America, Inc.
	1,424,128	Term Loan, 6.34%, Maturing May 31, 2012	1,413,447
			$2,808,212
Brokers, Dealers and Investment Houses — 0.1%
		AmeriTrade Holding Corp.
	730,172	Term Loan, 4.77%, Maturing December 31, 2012	$700,783
			$700,783
Building and Development — 6.5%
		Beacon Sales Acquisition, Inc.
	691,250	Term Loan, 6.78%, Maturing September 30, 2013	$629,037
		Brickman Group Holdings, Inc.
	1,215,813	Term Loan, 7.14%, Maturing January 23, 2014	1,130,706
		Building Materials Corp. of America
	1,410,803	Term Loan, 6.69%, Maturing February 22, 2014	1,144,767
		Capital Automotive (REIT)
	1,232,598	Term Loan, 6.39%, Maturing December 16, 2010	1,181,333
		Epco/Fantome, LLC
	1,403,000	Term Loan, 5.90%, Maturing November 23, 2010	1,395,985
		Forestar USA Real Estate Group, Inc.
	1,550,000	Term Loan, 8.32%, Maturing December 1, 2010	1,534,500
	1,550,000	Term Loan, 8.60%, Maturing December 1, 2010 (3)	1,526,750
		Hovstone Holdings, LLC
	1,162,726	Term Loan, 5.80%, Maturing February 28, 2009 (4)	1,033,082
		LNR Property Corp.
	2,800,000	Term Loan, 7.63%, Maturing July 3, 2011	2,590,000
		Metroflag BP, LLC
	500,000	Term Loan, 13.02%, Maturing July 1, 2008	450,000
		Mueller Water Products, Inc.
	1,784,739	Term Loan, 5.14%, Maturing May 24, 2014	1,691,040
		NCI Building Systems, Inc.
	553,061	Term Loan, 6.73%, Maturing June 18, 2010	528,865
		Nortek, Inc.
	2,704,138	Term Loan, 5.53%, Maturing August 27, 2011	2,501,328

		November 2005 Land Investors
306,506		Term Loan, 7.27%, Maturing May 9, 2011	$245,205
		Panolam Industries Holdings, Inc.
	1,000,288	Term Loan, 7.59%, Maturing September 30, 2012	875,252
		PLY GEM Industries, Inc.
	1,841,744	Term Loan, 7.58%, Maturing August 15, 2011	1,631,785
	57,607	Term Loan, 7.58%, Maturing August 15, 2011	51,040
		Re/Max International, Inc.
	700,000	Term Loan, 6.79%, Maturing December 17, 2012	630,000
	500,000	Term Loan, 12.50%, Maturing December 17, 2012	450,000
		Realogy Corp.
	897,008	Term Loan, 7.76%, Maturing September 1, 2014	756,290
	3,331,742	Term Loan, 7.51%, Maturing September 1, 2014	2,809,075
		South Edge, LLC
	787,500	Term Loan, 5.31%, Maturing October 31, 2009	602,437
		Stile Acquisition Corp.
	1,160,497	Term Loan, 5.65%, Maturing April 6, 2013	1,004,753
		Stile U.S. Acquisition Corp.
	1,162,479	Term Loan, 5.65%, Maturing April 6, 2013	1,006,469
		Tousa/Kolter, LLC
	1,297,200	Term Loan, 7.00%, Maturing March 31, 2031 (4)	1,123,375
		TRU 2005 RE Holding Co.
	4,100,000	Term Loan, 7.63%, Maturing December 9, 2008	3,856,562
		United Subcontractors, Inc.
	825,000	Term Loan, 12.21%, Maturing June 27, 2013 (4)	591,195
		Wintergames Acquisition ULC
	2,782,468	Term Loan, 6.55%, Maturing April 24, 2008	2,737,253
			$35,708,084
Business Equipment and Services — 10.3%
		ACCO Brands Corp.
1,017,825		Term Loan, 6.38%, Maturing August 17, 2012	$951,666
		Activant Solutions, Inc.
	721,446	Term Loan, 6.77%, Maturing May 1, 2013	662,828
		Affiliated Computer Services
	808,500	Term Loan, 5.29%, Maturing March 20, 2013	775,971
	2,142,375	Term Loan, 5.85%, Maturing March 20, 2013	2,056,179
		Affinion Group, Inc.
	2,402,406	Term Loan, 7.44%, Maturing October 17, 2012	2,254,257
		Allied Security Holdings, LLC
	1,240,909	Term Loan, 7.83%, Maturing June 30, 2010	1,172,659
		Buhrmann US, Inc.
	2,058,838	Term Loan, 7.00%, Maturing December 31, 2010	2,017,661
		DynCorp International, LLC
	1,073,596	Term Loan, 6.88%, Maturing February 11, 2011	1,012,758
		Education Management, LLC
	2,710,005	Term Loan, 6.63%, Maturing June 1, 2013	2,512,023
		Info USA, Inc.
	612,563	Term Loan, 6.83%, Maturing February 14, 2012	597,248
		Intergraph Corp.
	1,000,000	Term Loan, Maturing May 29, 2014 (2)	960,000
		iPayment, Inc.
	1,662,773	Term Loan, 6.45%, Maturing May 10, 2013	1,463,240
		ista International GmbH
EUR	1,063,683	Term Loan, 6.77%, Maturing May 14, 2015	1,338,656
EUR	211,317	Term Loan, 6.77%, Maturing May 14, 2015	265,944
		Kronos, Inc.
	1,086,643	Term Loan, 7.08%, Maturing June 11, 2014	969,829
		Language Line, Inc.
	2,153,357	Term Loan, 6.52%, Maturing June 11, 2011	2,080,681
		Mitchell International, Inc.
	1,000,000	Term Loan, 10.13%, Maturing March 28, 2015	890,000
		N.E.W. Holdings I, LLC
	981,955	Term Loan, 7.13%, Maturing May 22, 2014	864,120

		Protection One, Inc.
902,857		Term Loan, 6.45%, Maturing March 31, 2012	$830,628
		Quantum Corp.
382,500		Term Loan, 8.33%, Maturing July 12, 2014	371,025
		Quintiles Transnational Corp.
1,700,000		Term Loan, 8.83%, Maturing March 31, 2014	1,634,125
		Sabre, Inc.
6,057,297		Term Loan, 5.24%, Maturing September 30, 2014	4,982,884
		Serena Software, Inc.
480,000		Term Loan, 7.18%, Maturing March 10, 2013	457,400
		Sitel (Client Logic)
1,995,594		Term Loan, 5.94%, Maturing January 29, 2014	1,781,068
		Solera Holdings, LLC
EUR	789,735	Term Loan, 7.00%, Maturing May 15, 2014	1,128,357
		SunGard Data Systems, Inc.
12,774,465		Term Loan, 6.90%, Maturing February 11, 2013	11,870,940
		TDS Investor Corp.
EUR	1,054,228	Term Loan, 7.02%, Maturing August 23, 2013	1,400,898
1,345,107		Term Loan, 7.08%, Maturing August 23, 2013	1,244,014
269,897		Term Loan, 7.08%, Maturing August 23, 2013	249,612
		Transaction Network Services, Inc.
623,911		Term Loan, 7.48%, Maturing May 4, 2012	602,074
		Valassis Communications, Inc.
238,601		Term Loan, 0.00%, Maturing March 2, 2014 (3)	213,548
1,215,724		Term Loan, 6.58%, Maturing March 2, 2014	1,088,073
		VWR International, Inc.
1,625,000		Term Loan, 7.33%, Maturing June 28, 2013	1,497,031
		WAM Acquisition, S.A.
EUR	245,946	Term Loan, 6.96%, Maturing May 4, 2014	328,809
EUR	154,054	Term Loan, 6.96%, Maturing May 4, 2014	206,113
EUR	245,946	Term Loan, 7.21%, Maturing May 4, 2015	330,630
EUR	154,054	Term Loan, 7.21%, Maturing May 4, 2015	207,149
		West Corp.
3,406,961		Term Loan, 5.85%, Maturing October 24, 2013	3,152,717
			$56,422,815
Cable and Satellite Television — 10.7%
		Atlantic Broadband Finance, LLC
4,230,267		Term Loan, 7.08%, Maturing February 10, 2011	$4,046,957
		Bragg Communications, Inc.
2,144,625		Term Loan, 7.58%, Maturing August 31, 2014	2,123,179
		Bresnan Broadband Holdings, LLC
500,000		Term Loan, 5.93%, Maturing March 29, 2014	467,291
1,200,000		Term Loan, 9.47%, Maturing March 29, 2014	1,155,000
		Cequel Communications, LLC
1,550,000		Term Loan, 9.41%, Maturing May 5, 2014	1,330,094
3,436,112		Term Loan, 10.91%, Maturing May 5, 2014	2,955,056
		Charter Communications Operating, Inc.
12,118,808		Term Loan, 5.26%, Maturing April 28, 2013	10,609,786
		CSC Holdings, Inc.
4,990,768		Term Loan, 6.90%, Maturing March 29, 2013	4,603,539
		CW Media Holdings, Inc.
623,438		Term Loan, 8.08%, Maturing February 15, 2015	604,734
		Insight Midwest Holdings, LLC
3,594,375		Term Loan, 6.73%, Maturing April 6, 2014	3,306,325
		Mediacom Broadband Group
5,836,496		Term Loan, 5.46%, Maturing January 31, 2015	5,192,397
		Mediacom Illinois, LLC
2,756,903		Term Loan, 5.46%, Maturing January 31, 2015	2,458,567
		NTL Investment Holdings, Ltd.
2,492,490		Term Loan, 6.06%, Maturing March 30, 2012	2,355,403
GBP	530,337	Term Loan, 7.68%, Maturing March 30, 2012	971,020
GBP	269,663	Term Loan, 7.68%, Maturing March 30, 2012	493,739
		Orion Cable GmbH
EUR	1,075,000	Term Loan, 7.47%, Maturing October 31, 2014	1,514,905
EUR	1,075,000	Term Loan, 7.98%, Maturing October 31, 2015	1,517,178

		ProSiebenSat.1 Media AG
EUR	608,000	Term Loan, 6.07%, Maturing March 2, 2015	$707,111
EUR	11,076	Term Loan, 6.55%, Maturing June 26, 2015	14,342
EUR	272,924	Term Loan, 6.55%, Maturing June 26, 2015	353,396
EUR	608,000	Term Loan, 6.30%, Maturing March 2, 2016	711,612
EUR	575,000	Term Loan, 8.10%, Maturing September 2, 2016	615,097
EUR	375,568	Term Loan, 6.86%, Maturing March 2, 2017	398,514
		UPC Broadband Holding B.V.
EUR	4,050,000	Term Loan, 6.30%, Maturing October 16, 2011	5,398,148
1,950,000		Term Loan, 6.38%, Maturing December 31, 2014	1,762,617
		YPSO Holding SA
EUR	541,621	Term Loan, 6.70%, Maturing July 28, 2014	704,190
EUR	209,021	Term Loan, 6.70%, Maturing July 28, 2014	271,759
EUR	249,358	Term Loan, 6.70%, Maturing July 28, 2014	324,203
EUR	1,000,000	Term Loan, 6.95%, Maturing July 28, 2015	1,317,734
			$58,283,893
Chemicals and Plastics — 9.5%
		AZ Chem US, Inc.
500,000		Term Loan, 10.57%, Maturing February 28, 2014	$408,333
		Brenntag Holding GmbH and Co. KG
373,091		Term Loan, 5.79%, Maturing December 23, 2013	345,731
1,526,909		Term Loan, 5.79%, Maturing December 23, 2013	1,414,936
1,000,000		Term Loan, 7.79%, Maturing December 23, 2015	935,000
		Celanese Holdings, LLC
4,193,313		Term Loan, 6.48%, Maturing April 2, 2014	3,956,273
		Cognis GmbH
EUR	803,279	Term Loan, 6.95%, Maturing September 15, 2013	1,058,755
EUR	196,721	Term Loan, 6.95%, Maturing September 15, 2013	259,287
		First Chemical Holding
EUR	1,000,000	Term Loan, 6.75%, Maturing December 18, 2014 (3)	1,396,919
		Foamex L.P.
1,542,353		Term Loan, 6.48%, Maturing February 12, 2013	1,346,988
		Georgia Gulf Corp.
795,563		Term Loan, 7.03%, Maturing October 3, 2013	741,199
		Hercules, Inc.
577,463		Term Loan, 5.52%, Maturing October 8, 2010	573,853
		Hexion Specialty Chemicals, Inc.
497,500		Term Loan, 7.13%, Maturing May 5, 2012	468,548
4,474,981		Term Loan, 7.00%, Maturing May 5, 2013	4,214,564
972,093		Term Loan, 7.13%, Maturing May 5, 2013	915,523
		Huish Detergents, Inc.
945,250		Term Loan, 6.83%, Maturing April 26, 2014	757,888
		INEOS Group
1,592,500		Term Loan, 7.86%, Maturing December 14, 2014	1,476,380
		Innophos, Inc.
578,842		Term Loan, 7.08%, Maturing August 10, 2010	555,688
		Invista B.V.
2,491,854		Term Loan, 6.33%, Maturing April 29, 2011	2,383,875
1,320,868		Term Loan, 6.33%, Maturing April 29, 2011	1,263,630
		ISP Chemco, Inc.
2,587,000		Term Loan, 6.68%, Maturing June 4, 2014	2,413,994
		Kleopatra
825,000		Term Loan, 7.04%, Maturing January 3, 2016	665,156
EUR	575,000	Term Loan, 7.12%, Maturing January 3, 2016	651,988
		Kranton Polymers, LLC
2,879,071		Term Loan, 6.75%, Maturing May 12, 2013	2,673,937
		Lucite International Group Holdings
601,715		Term Loan, 5.50%, Maturing July 7, 2013	553,578
213,052		Term Loan, 5.50%, Maturing July 7, 2013	196,007
		MacDermid, Inc.
EUR	832,042	Term Loan, 7.02%, Maturing April 12, 2014	1,176,485
		Millenium Inorganic Chemicals
350,000		Term Loan, 7.08%, Maturing April 30, 2014	313,250
975,000		Term Loan, 10.48%, Maturing October 31, 2014	758,062

		Momentive Performance Material
	1,707,750	Term Loan, 7.13%, Maturing December 4, 2013	$1,573,874
		Nalco Co.
5,411,119		Term Loan, 5.87%, Maturing November 4, 2010	5,291,625
		Propex Fabrics, Inc.
780,858		Term Loan, 10.00%, Maturing July 31, 2012	564,170
		Rockwood Specialties Group, Inc.
4,316,500		Term Loan, 4.74%, Maturing December 10, 2012	4,109,368
		Schoeller Arca Systems Holding
EUR	443,417	Term Loan, 7.46%, Maturing November 16, 2015	646,675
EUR	144,523	Term Loan, 7.46%, Maturing November 16, 2015	210,770
		Solo Cup Co.
1,663,802		Term Loan, 8.41%, Maturing February 27, 2011	1,614,780
		Solutia, Inc.
1,748,505		DIP Loan, 6.49%, Maturing March 31, 2008	1,727,742
		Sshoeller Arca Systems Holding
EUR	412,060	Term Loan, 7.46%, Maturing November 16, 2015	600,945
		Wellman, Inc.
2,250,000		Term Loan, 8.91%, Maturing February 10, 2009	1,800,000
			$52,015,776
Clothing/Textiles — 0.6%
		Hanesbrands, Inc.
1,255,179		Term Loan, 5.00%, Maturing September 5, 2013	$1,213,797
850,000		Term Loan, 6.99%, Maturing March 5, 2014	843,271
		St. John Knits International, Inc.
558,625		Term Loan, 7.84%, Maturing March 23, 2012	550,246
		The William Carter Co.
631,829		Term Loan, 4.75%, Maturing July 14, 2012	608,661
			$3,215,975
Conglomerates — 3.8%
		Amsted Industries, Inc.
1,706,253		Term Loan, 6.38%, Maturing October 15, 2010	$1,652,933
		Blount, Inc.
281,091		Term Loan, 6.38%, Maturing August 9, 2010	272,658
		Doncasters (Dunde HoldCo 4 Ltd.)
431,763		Term Loan, 6.82%, Maturing July 13, 2015	410,984
431,763		Term Loan, 7.32%, Maturing July 13, 2015	412,064
GBP	500,000	Term Loan, 10.20%, Maturing January 13, 2016	919,450
		GenTek, Inc.
503,669		Term Loan, 6.44%, Maturing February 25, 2011	490,448
		Goodman Global Holdings, Inc.
262,087		Term Loan, 6.59%, Maturing December 23, 2011	260,941
		ISS Holdings A/S
EUR	147,368	Term Loan, 6.95%, Maturing December 31, 2013	200,411
EUR	1,052,632	Term Loan, 6.95%, Maturing December 31, 2013	1,431,506
		Jarden Corp.
2,150,395		Term Loan, 6.58%, Maturing January 24, 2012	2,019,879
1,211,782		Term Loan, 6.58%, Maturing January 24, 2012	1,138,234
		Johnson Diversey, Inc.
1,661,444		Term Loan, 6.88%, Maturing December 16, 2011	1,603,294
		Polymer Group, Inc.
2,451,274		Term Loan, 7.09%, Maturing November 22, 2012	2,402,249
		RBS Global, Inc.
2,284,836		Term Loan, 6.43%, Maturing July 19, 2013	2,197,251
296,250		Term Loan, 7.40%, Maturing July 19, 2013	284,894
		RGIS Holdings, LLC
2,844,045		Term Loan, 5.76%, Maturing April 30, 2014	2,488,539
142,202		Term Loan, 5.77%, Maturing April 30, 2014	124,427
		US Investigations Services, Inc.
1,920,175		Term Loan, 7.91%, Maturing February 21, 2015	1,788,163
		Vertrue, Inc.
847,875		Term Loan, 7.83%, Maturing August 16, 2014	784,284
			$20,882,609

Containers and Glass Products — 4.6%
	Berry Plastics Corp.
1,885,750	Term Loan, 7.16%, Maturing April 3, 2015	$1,634,828
	Bluegrass Container Co.
374,300	Term Loan, 6.57%, Maturing June 30, 2013	364,408
1,250,950	Term Loan, 6.68%, Maturing June 30, 2013	1,217,889
284,848	Term Loan, 8.40%, Maturing December 30, 2013	283,780
890,152	Term Loan, 8.40%, Maturing December 30, 2013	886,813
	Consolidated Container Co.
1,000,000	Term Loan, 9.58%, Maturing September 28, 2014	591,667
	Crown Americas, Inc.
612,500	Term Loan, 6.62%, Maturing November 15, 2012	597,187
	Graham Packaging Holdings Co.
4,218,125	Term Loan, 7.25%, Maturing October 7, 2011	3,922,270
	Graphic Packaging International, Inc.
5,528,673	Term Loan, 6.03%, Maturing May 16, 2014	5,090,216
	IPG (US), Inc.
1,278,225	Term Loan, 8.08%, Maturing July 28, 2011	1,270,236
	JSG Acquisitions
1,845,000	Term Loan, 6.50%, Maturing December 31, 2013	1,772,353
1,845,000	Term Loan, 6.75%, Maturing December 13, 2014	1,781,578
	Kranson Industries, Inc.
840,563	Term Loan, 7.09%, Maturing July 31, 2013	806,940
	Owens-Brockway Glass Container
1,555,938	Term Loan, 5.82%, Maturing June 14, 2013	1,504,073
	Smurfit-Stone Container Corp.
650,961	Term Loan, 6.60%, Maturing November 1, 2011	623,476
630,522	Term Loan, 6.69%, Maturing November 1, 2011	603,725
1,431,516	Term Loan, 7.02%, Maturing November 1, 2011	1,370,677
729,847	Term Loan, 7.06%, Maturing November 1, 2011	699,031
		$25,021,147
Cosmetics/Toiletries — 0.7%
	American Safety Razor Co.
497,475	Term Loan, 5.95%, Maturing July 31, 2013	$482,550
900,000	Term Loan, 11.69%, Maturing July 31, 2014	891,000
	Bausch & Lomb, Inc.
440,000	Term Loan, 8.08%, Maturing April 30, 2015	430,100
110,000	Term Loan, 8.51%, Maturing April 30, 2015 (3)	107,525
	KIK Custom Products, Inc.
975,000	Term Loan, 9.84%, Maturing November 30, 2014	458,250
	Prestige Brands, Inc.
1,522,268	Term Loan, 6.98%, Maturing April 7, 2011	1,479,454
		$3,848,879
Drugs — 1.2%
	Graceway Pharmaceuticals, LLC
797,500	Term Loan, 7.58%, Maturing May 3, 2012	$742,472
1,000,000	Term Loan, 11.33%, Maturing May 3, 2013	870,000
275,000	Term Loan, 13.08%, Maturing November 3, 2013	233,750
	Pharmaceutical Holdings Corp.
501,188	Term Loan, 6.53%, Maturing January 30, 2012	488,658
	Stiefel Laboratories, Inc.
750,843	Term Loan, 6.69%, Maturing December 28, 2013	720,809
981,657	Term Loan, 6.69%, Maturing December 28, 2013	942,391
	Warner Chilcott Corp.
738,179	Term Loan, 6.59%, Maturing January 18, 2012	704,961
2,146,127	Term Loan, 6.77%, Maturing January 18, 2012	2,049,551
		$6,752,592
Ecological Services and Equipment — 2.4%
	Allied Waste Industries, Inc.
1,284,460	Term Loan, 6.10%, Maturing January 15, 2012	$1,206,663
2,136,226	Term Loan, 5.89%, Maturing January 15, 2012	2,006,839

		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 7.02%, Maturing April 1, 2015	$1,421,376
		Cory Environmental Holdings
GBP	500,000	Term Loan, 10.05%, Maturing September 30, 2014	985,924
		Environmental Systems Products Holdings, Inc.
1,165,123		Term Loan, 10.91%, Maturing December 12, 2010 (4)	1,165,123
		IESI Corp.
970,588		Term Loan, 6.61%, Maturing January 20, 2012	913,566
		Kemble Water Structure Ltd.
GBP	1,250,000	Term Loan, 10.05%, Maturing October 13, 2013	2,335,125
		Sensus Metering Systems, Inc.
2,243,478		Term Loan, 6.67%, Maturing December 17, 2010	2,142,522
145,761		Term Loan, 6.88%, Maturing December 17, 2010	139,202
		Waste Services, Inc.
750,000		Term Loan, 7.40%, Maturing March 31, 2011	705,000
			$13,021,340
Electronics/Electrical — 4.7%
		AMI Semiconductor, Inc.
1,808,451		Term Loan, 6.83%, Maturing April 1, 2012	$1,799,409
		Aspect Software, Inc.
1,790,205		Term Loan, 7.94%, Maturing July 11, 2011	1,718,597
1,800,000		Term Loan, 11.50%, Maturing July 11, 2013	1,701,000
		EnerSys Capital, Inc.
1,061,775		Term Loan, 6.67%, Maturing March 17, 2011	1,029,922
		FCI International S.A.S.
216,536		Term Loan, 6.85%, Maturing November 1, 2013	204,626
208,464		Term Loan, 6.85%, Maturing November 1, 2013	196,999
208,464		Term Loan, 6.85%, Maturing November 1, 2013	200,073
216,536		Term Loan, 6.85%, Maturing November 1, 2013	207,820
		Freescale Semiconductor, Inc.
4,281,750		Term Loan, 6.38%, Maturing December 1, 2013	3,647,516
		Infor Enterprise Solutions Holdings
2,938,854		Term Loan, 8.58%, Maturing July 28, 2012	2,674,357
1,533,315		Term Loan, 8.58%, Maturing July 28, 2012	1,395,317
500,000		Term Loan, 10.33%, Maturing March 2, 2014	428,750
183,333		Term Loan, 11.08%, Maturing March 2, 2014	157,208
316,667		Term Loan, 11.08%, Maturing March 2, 2014	271,542
		Network Solutions, LLC
712,538		Term Loan, 6.99%, Maturing March 7, 2014	637,722
		Open Solutions, Inc.
2,084,618		Term Loan, 5.85%, Maturing January 23, 2014	1,925,666
		Sensata Technologies Finance Co.
1,000,000		Term Loan, Maturing April 27, 2013 (2)	942,500
1,777,950		Term Loan, 5.06%, Maturing April 27, 2013	1,561,624
		Spectrum Brands, Inc.
57,701		Term Loan, 8.63%, Maturing March 30, 2013	53,691
1,148,556		Term Loan, 8.65%, Maturing March 30, 2013	1,068,731
		TTM Technologies, Inc.
270,000		Term Loan, 5.57%, Maturing October 27, 2012	264,600
		VeriFone, Inc.
728,500		Term Loan, 5.25%, Maturing October 31, 2013	703,002
		Vertafore, Inc.
2,233,167		Term Loan, 7.52%, Maturing January 31, 2012	2,110,343
850,000		Term Loan, 11.02%, Maturing January 31, 2013	794,750
			$25,695,765
Equipment Leasing — 1.6%
		AWAS Capital, Inc.
2,063,354		Term Loan, 10.94%, Maturing March 22, 2013	$1,867,335
		Maxim Crane Works, L.P.
870,625		Term Loan, 6.60%, Maturing June 29, 2014	787,916
		The Hertz Corp.
400,000		Term Loan, 6.66%, Maturing December 21, 2012	383,292
2,217,684		Term Loan, 6.89%, Maturing December 21, 2012	2,125,049

		United Rentals, Inc.
1,030,874		Term Loan, 6.75%, Maturing February 14, 2011	$989,639
2,444,349		Term Loan, 6.09%, Maturing February 14, 2011	2,346,575
			$8,499,806
Farming/Agriculture — 0.5%
		BF Bolthouse HoldCo, LLC
1,150,000		Term Loan, 10.33%, Maturing December 16, 2013	$1,063,750
		Central Garden & Pet Co.
2,038,688		Term Loan, 5.67%, Maturing February 28, 2014	1,778,755
			$2,842,505
Financial Intermediaries — 2.0%
		Citco III, Ltd.
1,275,000		Term Loan, 6.97%, Maturing June 30, 2014	$1,209,656
		Grosvenor Capital Management
1,508,826		Term Loan, 6.82%, Maturing December 5, 2013	1,440,929
		INVESTools, Inc.
450,000		Term Loan, 8.09%, Maturing August 13, 2012	441,000
		Jupiter Asset Management Group
GBP	418,271	Term Loan, 8.73%, Maturing June 30, 2015	756,166
		LPL Holdings, Inc.
4,061,902		Term Loan, 6.83%, Maturing December 18, 2014	3,833,420
		Nuveen Investments, Inc.
1,475,000		Term Loan, 7.29%, Maturing November 2, 2014	1,431,787
		Oxford Acquisition III, Ltd.
929,820		Term Loan, 5.64%, Maturing May 24, 2014	835,288
		RJO Holdings Corp. (RJ O’Brien)
473,813		Term Loan, 6.28%, Maturing July 31, 2014	377,865
		Travelex America Holdings, Inc.
375,000		Term Loan, 6.49%, Maturing October 31, 2013	365,625
375,000		Term Loan, 6.98%, Maturing October 31, 2014	367,500
			$11,059,236
Food Products — 4.5%
		Acosta, Inc.
3,055,352		Term Loan, 5.53%, Maturing July 28, 2013	$2,856,754
		Advantage Sales & Marketing, Inc.
833,921		Term Loan, 5.77%, Maturing March 29, 2013	775,547
423,830		Term Loan, 5.77%, Maturing March 29, 2013	394,162
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.71%, Maturing December 31, 2013	204,025
EUR	852,941	Term Loan, 6.71%, Maturing December 31, 2014	1,183,343
		Chiquita Brands, LLC
1,033,641		Term Loan, 6.31%, Maturing June 28, 2012	1,009,868
		Dean Foods Co.
500,000		Term Loan, Maturing April 2, 2014 (2)	473,125
3,948,938		Term Loan, 6.58%, Maturing April 2, 2014	3,687,139
		Dole Food Company, Inc.
162,791		Term Loan, 6.38%, Maturing April 12, 2013	148,709
1,199,564		Term Loan, 6.55%, Maturing April 12, 2013	1,095,802
359,869		Term Loan, 6.70%, Maturing April 12, 2013	328,740
		Michael Foods, Inc.
2,821,847		Term Loan, 6.85%, Maturing November 21, 2010	2,769,821
		Pinnacle Foods Finance, LLC
3,756,125		Term Loan, 7.48%, Maturing April 2, 2014	3,399,293
		Provimi Group SA
EUR	46,773	Term Loan, 6.42%, Maturing June 28, 2015 (3)	60,365
EUR	457,186	Term Loan, 6.46%, Maturing June 28, 2015	627,833
EUR	265,285	Term Loan, 6.46%, Maturing June 28, 2015	364,304
EUR	438,752	Term Loan, 6.46%, Maturing June 28, 2015	602,518
EUR	598,067	Term Loan, 6.46%, Maturing June 28, 2015	821,300
252,404		Term Loan, 6.57%, Maturing June 28, 2015	234,105
205,103		Term Loan, 6.57%, Maturing June 28, 2015	190,233
282,126		Term Loan, 8.57%, Maturing December 28, 2016 (3)	245,920
EUR	697,446	Term Loan, 8.46%, Maturing December 28, 2016 (3)	900,116

		Reddy Ice Group, Inc.
1,970,000		Term Loan, 6.13%, Maturing August 9, 2012	$1,881,350
			$24,254,372
Food Service — 3.0%
		AFC Enterprises, Inc.
463,079		Term Loan, 7.13%, Maturing May 23, 2009	$451,502
		Aramark Corp.
180,813		Term Loan, 7.23%, Maturing January 26, 2014	167,026
2,842,419		Term Loan, 6.71%, Maturing January 26, 2014	2,625,685
GBP	990,000	Term Loan, 8.17%, Maturing January 27, 2014	1,800,830
		Buffets, Inc.
415,966		DIP Loan, Maturing January 22, 2009 (2)	407,647
1,178,571		DIP Loan, Maturing January 22, 2009 (2)	1,155,000
186,667		Term Loan, 7.83%, Maturing May 1, 2013	117,227
1,397,393		Term Loan, 7.98%, Maturing November 1, 2013	877,563
		CBRL Group, Inc.
1,762,296		Term Loan, 6.40%, Maturing April 27, 2013	1,660,964
		Denny’s, Inc.
123,333		Term Loan, 6.63%, Maturing March 31, 2012	119,633
508,409		Term Loan, 6.85%, Maturing March 31, 2012	493,157
		JRD Holdings, Inc.
1,379,688		Term Loan, 7.19%, Maturing June 26, 2014	1,321,051
		NPC International, Inc.
380,000		Term Loan, 6.12%, Maturing May 3, 2013	351,025
		OSI Restaurant Partners, LLC
148,885		Term Loan, 4.88%, Maturing May 9, 2013	125,963
1,829,673		Term Loan, 7.13%, Maturing May 9, 2014	1,547,980
		QCE Finance, LLC
1,234,962		Term Loan, 7.03%, Maturing May 5, 2013	1,113,396
950,000		Term Loan, 10.58%, Maturing November 5, 2013	823,334
		Sagittarius Restaurants, LLC
393,000		Term Loan, 7.08%, Maturing March 29, 2013	353,700
		Selecta
EUR	741,246	Term Loan, 8.77%, Maturing December 28, 2015	962,132
			$16,474,815
Food/Drug Retailers — 2.9%
		General Nutrition Centers, Inc.
1,937,614		Term Loan, 7.04%, Maturing September 16, 2013	$1,657,629
		Iceland Foods Group, Ltd.
GBP	1,250,000	Term Loan, 8.71%, Maturing May 2, 2014	2,447,725
GBP	1,250,000	Term Loan, 9.21%, Maturing May 2, 2015	2,460,150
		Krispy Kreme Doughnut Corp.
395,332		Term Loan, 6.74%, Maturing February 16, 2014	374,577
		Pantry, Inc. (The)
238,889		Term Loan, 0.00%, Maturing May 15, 2014 (3)	218,583
831,931		Term Loan, 5.03%, Maturing May 15, 2014	761,216
		Rite Aid Corp.
1,000,000		Term Loan, Maturing June 1, 2014 (2)	940,000
3,900,000		Term Loan, 5.71%, Maturing June 1, 2014	3,592,500
		Roundy’s Supermarkets, Inc.
3,356,842		Term Loan, 7.91%, Maturing November 3, 2011	3,233,059
			$15,685,439
Forest Products — 3.2%
		Appleton Papers, Inc.
1,343,250		Term Loan, 6.51%, Maturing June 5, 2014	$1,242,506
		Boise Cascade Holdings, LLC
766,582		Term Loan, 4.78%, Maturing April 30, 2014	756,042
3,405,760		Term Loan, 4.78%, Maturing April 30, 2014	3,358,931
		Georgia-Pacific Corp.
8,673,000		Term Loan, 6.87%, Maturing December 20, 2012	8,027,946
		INEOS Group
1,592,500		Term Loan, 7.36%, Maturing December 14, 2013	1,476,380

		Newpage Corp.
1,500,000		Term Loan, 8.69%, Maturing December 5, 2014	$1,460,833
		Xerium Technologies, Inc.
	1,250,468	Term Loan, 7.52%, Maturing May 18, 2012	1,134,799
			$17,457,437
Healthcare — 13.7%
		Accellent, Inc.
2,325,304		Term Loan, 7.79%, Maturing November 22, 2012	$1,988,135
		Alliance Imaging, Inc.
	1,066,583	Term Loan, 6.26%, Maturing December 29, 2011	1,007,921
		American Medical Systems
	1,458,858	Term Loan, 7.54%, Maturing July 20, 2012	1,327,561
		AMN Healthcare, Inc.
	328,331	Term Loan, 6.58%, Maturing November 2, 2011	313,556
		AMR HoldCo, Inc.
	1,879,214	Term Loan, 7.13%, Maturing February 10, 2012	1,818,139
		Biomet, Inc.
EUR	1,221,938	Term Loan, 7.78%, Maturing December 26, 2014	1,754,925
	2,743,125	Term Loan, 7.86%, Maturing December 26, 2014	2,668,624
		Capio AB
EUR	227,051	Term Loan, 6.55%, Maturing April 24, 2015	324,826
EUR	272,949	Term Loan, 6.55%, Maturing April 24, 2015	390,489
EUR	227,051	Term Loan, 6.68%, Maturing April 16, 2016	326,087
EUR	272,949	Term Loan, 6.68%, Maturing April 24, 2016	392,004
		Cardinal Health 409, Inc.
	2,263,625	Term Loan, 7.08%, Maturing April 10, 2014	2,020,285
		Carestream Health, Inc.
	500,000	Term Loan, Maturing April 30, 2013 (2)	457,500
	2,507,781	Term Loan, 5.76%, Maturing April 30, 2013	2,211,906
	1,000,000	Term Loan, 9.40%, Maturing October 30, 2013	906,667
		Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 7.64%, Maturing March 23, 2015	1,239,333
		Community Health Systems, Inc.
	385,151	Term Loan, 0.00%, Maturing July 25, 2014 (3)	356,413
	7,658,082	Term Loan, 7.33%, Maturing July 25, 2014	7,086,674
		Concentra, Inc.
	600,000	Term Loan, 10.33%, Maturing June 25, 2015	540,000
		ConMed Corp.
	480,639	Term Loan, 4.79%, Maturing April 13, 2013	468,623
		CRC Health Corp.
	493,750	Term Loan, 7.09%, Maturing February 6, 2013	477,703
	491,281	Term Loan, 7.09%, Maturing February 6, 2013	475,315
		Dako EQT Project Delphi
	500,000	Term Loan, 8.66%, Maturing December 12, 2016 (4)	434,900
		DaVita, Inc.
	4,047,997	Term Loan, 5.57%, Maturing October 5, 2012	3,847,896
		DJO Finance, LLC
	800,000	Term Loan, 7.83%, Maturing May 15, 2014	785,000
		Fenwal, Inc.
	500,000	Term Loan, 10.33%, Maturing August 28, 2014	466,875
		Fresenius Medical Care Holdings
	2,497,924	Term Loan, 6.25%, Maturing March 31, 2013	2,381,503
		Hanger Orthopedic Group, Inc.
	713,972	Term Loan, 7.09%, Maturing May 30, 2013	680,058
		HCA, Inc.
	6,707,250	Term Loan, 7.08%, Maturing November 18, 2013	6,214,160
		Health Management Association, Inc.
	4,053,368	Term Loan, 6.56%, Maturing February 28, 2014	3,576,590
		HealthSouth Corp.
	1,569,562	Term Loan, 6.91%, Maturing March 10, 2013	1,471,465
		Iasis Healthcare, LLC
	848,556	Term Loan, 5.25%, Maturing March 14, 2014	775,722
	292,130	Term Loan, 5.55%, Maturing March 14, 2014 (3)	267,056
	77,901	Term Loan, 5.93%, Maturing March 14, 2014	71,215

		Ikaria Acquisition, Inc.
535,248		Term Loan, 7.08%, Maturing March 28, 2013	$505,809
		IM US Holdings, LLC
	1,000,000	Term Loan, 6.84%, Maturing June 26, 2014	925,000
	625,000	Term Loan, 9.09%, Maturing June 26, 2015	585,937
		Invacare Corp.
	809,750	Term Loan, 5.50%, Maturing February 12, 2013	769,769
		Leiner Health Products, Inc.
	960,175	Term Loan, 9.65%, Maturing May 27, 2011	539,756
		LifeCare Holdings, Inc.
	855,313	Term Loan, 9.10%, Maturing August 11, 2012	750,537
		LifePoint Hospitals, Inc.
	2,063,187	Term Loan, 6.72%, Maturing April 15, 2012	1,931,658
		Magellan Health Services, Inc.
	1,111,111	Term Loan, 6.29%, Maturing August 15, 2008	1,088,889
	277,778	Term Loan, 6.74%, Maturing August 15, 2008	272,222
		Matria Healthcare, Inc.
	997,167	Term Loan, 6.83%, Maturing January 19, 2012	972,237
	161,308	Term Loan, 6.91%, Maturing January 19, 2012	157,275
		MultiPlan Merger Corp.
	1,687,132	Term Loan, 5.77%, Maturing April 12, 2013	1,615,429
	1,201,008	Term Loan, 5.77%, Maturing April 12, 2013	1,149,965
		Mylan, Inc.
	600,000	Term Loan, 7.21%, Maturing October 2, 2014	588,000
		National Mentor Holdings, Inc.
	61,600	Term Loan, 5.32%, Maturing June 29, 2013	57,134
	1,022,824	Term Loan, 6.73%, Maturing June 29, 2013	948,669
		National Rental Institutes, Inc.
	819,495	Term Loan, 7.13%, Maturing March 31, 2013	738,058
		Nyco Holdings
EUR	1,000,000	Term Loan, 7.01%, Maturing December 29, 2014	1,204,221
EUR	1,000,000	Term Loan, 7.76%, Maturing December 29, 2015	1,211,624
		Physiotherapy Associates, Inc.
	826,861	Term Loan, 8.09%, Maturing June 27, 2013	760,712
		RadNet Management, Inc.
	544,501	Term Loan, 8.65%, Maturing November 15, 2012	530,208
		ReAble Therapeutics Finance, LLC
	2,613,705	Term Loan, 6.83%, Maturing November 16, 2013	2,489,554
		Renal Advantage, Inc.
	342,236	Term Loan, 7.47%, Maturing October 5, 2012	320,847
		Select Medical Holding Corp.
	2,138,303	Term Loan, 6.99%, Maturing February 24, 2012	1,997,532
		Sunrise Medical Holdings, Inc.
	675,653	Term Loan, 8.59%, Maturing May 13, 2010	608,088
		Vanguard Health Holding Co., LLC
	2,171,268	Term Loan, 5.52%, Maturing September 23, 2011	2,016,565
		Viant Holdings, Inc.
	522,375	Term Loan, 7.08%, Maturing June 25, 2014	473,402
			$74,734,223
Home Furnishings — 1.9%
		Hunter Fan Co.
49,286		Term Loan, 0.00%, Maturing April 16, 2014 (3)	$42,386
	478,523	Term Loan, 7.38%, Maturing April 16, 2014	411,530
		Interline Brands, Inc.
	988,212	Term Loan, 5.02%, Maturing June 23, 2013	967,212
	682,989	Term Loan, 5.02%, Maturing June 23, 2013	668,476
		National Bedding Co., LLC
	1,000,000	Term Loan, Maturing August 31, 2011 (2)	890,000
	495,000	Term Loan, 5.97%, Maturing August 31, 2011	405,667
	1,050,000	Term Loan, 8.26%, Maturing August 31, 2012	866,250
		Sealy Mattress Co.
	2,962,500	Term Loan, 6.28%, Maturing August 25, 2011	2,903,250

		Simmons Co.
	2,799,380	Term Loan, 5.75%, Maturing December 19, 2011	$2,557,933
	1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	780,000
			$10,492,704
Industrial Equipment — 4.0%
		Aearo Technologies, Inc.
	400,000	Term Loan, 10.33%, Maturing September 24, 2013	$400,000
	696,500	Term Loan, 7.08%, Maturing July 2, 2014	690,406
		Alliance Laundry Holdings, LLC
	728,670	Term Loan, 7.63%, Maturing January 27, 2012	703,167
		Brand Energy & Infrastructure Service, Inc.
	798,000	Term Loan, 7.91%, Maturing February 7, 2014	768,075
		CEVA Group PLC U.S.
	2,276,643	Term Loan, 6.28%, Maturing January 4, 2014	2,219,727
	1,068,316	Term Loan, 7.24%, Maturing January 4, 2014	1,041,608
	833,485	Term Loan, 7.83%, Maturing January 4, 2014	812,648
		EPD Holdings (Goodyear Engineering Products)
	1,036,465	Term loan, 5.75%, Maturing July 13, 2014	938,001
	148,438	Term Loan, 5.78%, Maturing July 13, 2014	134,336
	775,000	Term Loan, 8.99%, Maturing July 13, 2015	690,073
		Flowserve Corp.
	1,990,108	Term Loan, 6.40%, Maturing August 10, 2012	1,938,698
		FR Brand Acquisition Corp.
	744,375	Term Loan, 7.14%, Maturing February 7, 2014	695,991
		Generac Acquisition Corp.
	1,764,000	Term Loan, 7.20%, Maturing November 7, 2013	1,486,800
	500,000	Term Loan, 10.70%, Maturing April 7, 2014	376,071
		Gleason Corp.
	568,403	Term Loan, 6.56%, Maturing June 30, 2013	532,168
	138,408	Term Loan, 6.56%, Maturing June 30, 2013	129,585
		Itron, Inc.
EUR	380,090	Term Loan, 6.78%, Maturing April 18, 2014	525,946
		Jason, Inc.
	447,750	Term Loan, 6.52%, Maturing April 30, 2010	425,363
		John Maneely Co.
	2,837,512	Term Loan, 7.77%, Maturing December 8, 2013	2,438,235
		KION Group GmbH
	250,000	Term Loan, 6.75%, Maturing December 23, 2014	227,188
	250,000	Term Loan, 7.25%, Maturing December 23, 2015	228,438
		Polypore, Inc.
	3,009,875	Term Loan, 5.52%, Maturing July 3, 2014	2,836,807
		Sequa Corp.
	1,000,000	Term Loan, 8.08%, Maturing November 30, 2014	955,833
		TFS Acquisition Corp.
	691,250	Term Loan, 8.33%, Maturing August 11, 2013	663,600
			$21,858,764
Insurance — 2.4%
		Alliant Holdings I, Inc.
	972,563	Term Loan, 7.83%, Maturing August 21, 2014	$919,072
		AmWINS Group, Inc.
	500,000	Term Loan, 11.07%, Maturing June 8, 2014	412,500
		Applied Systems, Inc.
	1,333,125	Term Loan, 7.19%, Maturing September 26, 2013	1,266,469
		CCC Information Services Group, Inc.
	1,578,926	Term Loan, 7.36%, Maturing February 10, 2013	1,539,453
		Conseco, Inc.
	3,486,565	Term Loan, 5.27%, Maturing October 10, 2013	3,158,245
		Crawford & Company
	1,232,500	Term Loan, 7.58%, Maturing October 31, 2013	1,152,388
		Crump Group, Inc.
	1,015,725	Term Loan, 7.83%, Maturing August 4, 2014	1,000,489
		Hub International Holdings, Inc.
	424,067	Term Loan, 6.07%, Maturing June 13, 2014 (3)	381,660
	1,889,395	Term Loan, 7.33%, Maturing June 13, 2014	1,700,456

	U.S.I. Holdings Corp.
1,840,750	Term Loan, 7.58%, Maturing May 4, 2014	$1,707,296
		$13,238,028
Leisure Goods/Activities/Movies — 9.6%
	24 Hour Fitness Worldwide, Inc.
1,645,688	Term Loan, 6.95%, Maturing June 8, 2012	$1,497,576
	AMC Entertainment, Inc.
1,837,500	Term Loan, 5.04%, Maturing January 26, 2013	1,698,376
	AMF Bowling Worldwide, Inc.
1,000,000	Term Loan, 11.81%, Maturing December 8, 2013	935,000
	Bombardier Recreational Product
1,822,785	Term Loan, 6.43%, Maturing June 28, 2013	1,730,127
	Butterfly Wendel US, Inc.
300,000	Term Loan, 7.65%, Maturing June 22, 2013	275,500
300,000	Term Loan, 7.40%, Maturing June 22, 2014	274,000
	Carmike Cinemas, Inc.
893,313	Term Loan, 8.65%, Maturing May 19, 2012	835,247
1,000,000	Term Loan, Maturing May 19, 2012 (2)	935,000
	Cedar Fair, L.P.
3,994,200	Term Loan, 5.27%, Maturing August 30, 2012	3,746,312
	Cinemark, Inc.
3,590,317	Term Loan, 6.51%, Maturing October 5, 2013	3,293,556
	Deluxe Entertainment Services
59,055	Term Loan, 4.73%, Maturing January 28, 2011	52,559
1,232,528	Term Loan, 7.08%, Maturing January 28, 2011	1,096,950
113,929	Term Loan, 7.08%, Maturing January 28, 2011	101,397
	Easton-Bell Sports, Inc.
1,282,818	Term Loan, 6.85%, Maturing March 16, 2012	1,163,089
	Fender Musical Instruments Corp.
335,563	Term Loan, 6.97%, Maturing June 9, 2014	305,362
664,437	Term Loan, 7.16%, Maturing June 9, 2014	604,638
	HEI Acquisition, LLC
1,925,000	Term Loan, 7.31%, Maturing April 13, 2014	1,886,500
	Mega Blocks, Inc.
1,608,750	Term Loan, 5.50%, Maturing July 26, 2012	1,419,722
	Metro-Goldwyn-Mayer Holdings, Inc.
7,916,438	Term Loan, 8.11%, Maturing April 8, 2012	7,074,414
	National CineMedia, LLC
1,750,000	Term Loan, 6.87%, Maturing February 13, 2015	1,596,875
	Regal Cinemas Corp.
3,999,376	Term Loan, 6.33%, Maturing November 10, 2010	3,712,828
	Revolution Studios Distribution Co., LLC
1,209,316	Term Loan, 7.03%, Maturing December 21, 2014	1,166,990
800,000	Term Loan, 10.28%, Maturing June 21, 2015	780,000
	Six Flags Theme Parks, Inc.
3,134,250	Term Loan, 7.25%, Maturing April 30, 2015	2,716,787
	Southwest Sports Group, LLC
1,875,000	Term Loan, 5.75%, Maturing December 22, 2010	1,790,625
	Universal City Development Partners, Ltd.
1,721,345	Term Loan, 6.45%, Maturing June 9, 2011	1,687,994
	WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (3)	837,266
9,692,991	Term Loan, 6.73%, Maturing February 28, 2011	9,087,179
		$52,301,869
Lodging and Casinos — 4.6%
	Ameristar Casinos, Inc.
1,078,000	Term Loan, 7.43%, Maturing November 10, 2012	$1,064,525
	Bally Technologies, Inc.
4,590,161	Term Loan, 7.36%, Maturing September 5, 2009	4,565,778
	CCM Merger, Inc.
2,426,562	Term Loan, 6.90%, Maturing April 25, 2012	2,268,835

	Isle of Capri Casinos, Inc.
401,471	Term Loan, 5.04%, Maturing November 30, 2013	$353,294
1,331,544	Term Loan, 6.58%, Maturing November 30, 2013	1,171,759
532,618	Term Loan, 6.58%, Maturing November 30, 2013	468,703
	LodgeNet Entertainment Corp.
820,875	Term Loan, 6.83%, Maturing April 4, 2014	761,362
	New World Gaming Partners, Ltd.
1,020,833	Term Loan, 7.23%, Maturing June 30, 2014	905,990
204,167	Term Loan, 7.23%, Maturing June 30, 2014	181,198
	Penn National Gaming, Inc.
6,422,175	Term Loan, 5.66%, Maturing October 3, 2012	6,287,309
	Venetian Casino Resort/Las Vegas Sands Inc.
865,000	Term Loan, 0.00%, Maturing May 14, 2014 (3)	768,499
3,442,700	Term Loan, 6.58%, Maturing May 23, 2014	3,058,626
	VML US Finance, LLC
441,667	Term Loan, 7.08%, Maturing May 25, 2012	412,805
883,333	Term Loan, 7.08%, Maturing May 25, 2013	825,610
	Wimar OpCo, LLC
1,883,308	Term Loan, 9.25%, Maturing January 3, 2012	1,867,220
		$24,961,513
Nonferrous Metals/Minerals — 2.3%
	Alpha Natural Resources, LLC
815,937	Term Loan, 6.59%, Maturing October 26, 2012	$802,679
	Euramax International, Inc.
580,533	Term Loan, 7.81%, Maturing June 28, 2012	500,226
501,316	Term Loan, 12.65%, Maturing June 28, 2013	374,984
248,684	Term Loan, 12.65%, Maturing June 28, 2013	186,016
	Magnum Coal Co.
1,831,023	Term Loan, 6.50%, Maturing March 15, 2013	1,592,990
186,364	Term Loan, 6.53%, Maturing March 15, 2013	162,136
	Murray Energy Corp.
904,425	Term Loan, 7.91%, Maturing January 28, 2010	863,726
	Neo Material Technologies, Inc.
990,000	Term Loan, 8.31%, Maturing August 31, 2009	990,000
	Noranda Aluminum Acquisition
1,402,563	Term Loan, 6.91%, Maturing May 18, 2014	1,326,590
	Novelis, Inc.
629,648	Term Loan, 6.83%, Maturing June 28, 2014	580,064
1,385,227	Term Loan, 6.83%, Maturing June 28, 2014	1,276,140
	Oxbow Carbon and Mineral Holdings
3,066,808	Term Loan, 6.82%, Maturing May 8, 2014	2,767,794
274,552	Term Loan, 6.83%, Maturing May 8, 2014	247,783
	Thompson Creek Metals Co.
1,128,641	Term Loan, 9.40%, Maturing October 26, 2012	1,117,355
		$12,788,483
Oil and Gas — 2.9%
	Atlas Pipeline Partners L.P.
1,500,000	Term Loan, 6.03%, Maturing July 20, 2014	$1,475,625
	Big West Oil, LLC
398,750	Term Loan, 0.00%, Maturing May 1, 2014 (3)	378,813
322,625	Term Loan, 5.50%, Maturing May 1, 2014	306,494
	Concho Resources, Inc.
361,110	Term Loan, 9.23%, Maturing March 27, 2012	354,791
	Dresser, Inc.
1,448,620	Term Loan, 7.41%, Maturing May 4, 2014	1,301,947
1,000,000	Term Loan, 11.13%, Maturing May 4, 2015	905,000
	Dynegy Holdings, Inc.
1,847,980	Term Loan, Maturing April 2, 2013 (2)	1,706,609
152,020	Term Loan, Maturing April 2, 2013 (2)	140,391
	Enterprise GP Holdings L.P.
1,125,000	Term Loan, 6.75%, Maturing October 31, 2014	1,115,156
	Kinder Morgan, Inc.
3,810,553	Term Loan, 4.78%, Maturing May 21, 2014	3,776,346

Niska Gas Storage
116,528	Term Loan, 6.74%, Maturing May 13, 2011	$110,119
66,642	Term Loan, 6.81%, Maturing May 13, 2011	62,977
98,381	Term Loan, 7.32%, Maturing May 13, 2011	92,970
608,113	Term Loan, 7.32%, Maturing May 12, 2013	574,666
Primary Natural Resources, Inc.
1,522,875	Term Loan, 6.00%, Maturing July 28, 2010 (4)	1,495,768
Targa Resources, Inc.
1,365,968	Term Loan, 6.84%, Maturing October 31, 2012	1,312,012
972,695	Term Loan, 6.90%, Maturing October 31, 2012	934,273
$16,043,957
Publishing — 11.2%
American Media Operations, Inc.
4,275,000	Term Loan, 8.25%, Maturing January 31, 2013	$4,018,500
Aster Zweite Beteiligungs GmbH
775,000	Term Loan, 7.39%, Maturing September 27, 2013	723,269
CanWest MediaWorks, Ltd.
796,000	Term Loan, 7.08%, Maturing July 10, 2014	768,140
Dex Media West, LLC
2,447,377	Term Loan, 6.43%, Maturing March 9, 2010	2,376,058
GateHouse Media Operating, Inc.
600,000	Term Loan, 6.50%, Maturing August 28, 2014	480,000
1,350,000	Term Loan, 7.07%, Maturing August 28, 2014	1,080,000
675,000	Term Loan, 7.41%, Maturing August 28, 2014	553,500
Idearc, Inc.
8,400,250	Term Loan, 6.83%, Maturing November 17, 2014	7,678,593
Laureate Education, Inc.
129,314	Term Loan, Maturing August 17, 2014 (2)	125,111
870,686	Term Loan, Maturing August 17, 2014 (2)	842,389
222,285	Term Loan, 0.00%, Maturing August 17, 2014 (3)	203,634
1,496,672	Term Loan, 8.73%, Maturing August 17, 2014	1,371,091
MediaNews Group, Inc.
960,375	Term Loan, 7.08%, Maturing August 2, 2013	811,517
Mediannuaire Holding
EUR	500,000	Term Loan, 9.18%, Maturing April 10, 2016	662,939
Merrill Communications, LLC
1,287,413	Term Loan, 6.46%, Maturing February 9, 2009	1,223,042
1,000,000	Term Loan, 9.77%, Maturing November 15, 2013	890,000
Nebraska Book Co., Inc.
1,394,866	Term Loan, 7.65%, Maturing March 4, 2011	1,354,764
Nelson Education, Ltd.
498,750	Term Loan, 7.33%, Maturing July 5, 2014	461,655
Nielsen Finance, LLC
6,838,458	Term Loan, 6.96%, Maturing August 9, 2013	6,338,867
Philadelphia Newspapers, LLC
711,689	Term Loan, 7.92%, Maturing June 29, 2013	633,403
R.H. Donnelley Corp.
3,063,126	Term Loan, 6.40%, Maturing June 30, 2010	2,914,182
Reader’s Digest Association
3,275,250	Term Loan, 7.19%, Maturing March 2, 2014	2,872,666
SGS International, Inc.
686,000	Term Loan, 7.29%, Maturing December 30, 2011	668,850
Source Media, Inc.
1,623,307	Term Loan, 7.08%, Maturing November 8, 2011	1,542,141
SP Newsprint Co.
3,866,667	Term Loan, 7.02%, Maturing January 9, 2010	3,499,333
TL Acquisitions, Inc.
1,920,188	Term Loan, 6.20%, Maturing July 5, 2014	1,733,503
Trader Media Corp.
GBP	2,334,000	Term Loan, 7.68%, Maturing March 23, 2015	4,303,593
Tribune Co.
1,866,667	Term Loan, 7.40%, Maturing May 17, 2009	1,748,251
3,955,125	Term Loan, 7.91%, Maturing May 17, 2014	2,982,659

		Xsys US, Inc.
	1,872,229	Term Loan, 7.39%, Maturing September 27, 2013	$1,747,258
	1,896,271	Term Loan, 7.39%, Maturing September 27, 2014	1,780,124
		Yell Group, PLC
	2,600,000	Term Loan, 5.27%, Maturing February 10, 2013	2,448,469
			$60,837,501
Radio and Television — 6.3%
		Block Communications, Inc.
833,000		Term Loan, 6.83%, Maturing December 22, 2011	$770,525
		CMP KC, LLC
	973,688	Term Loan, 8.47%, Maturing May 5, 2013	890,924
		CMP Susquehanna Corp.
	1,329,000	Term Loan, 5.81%, Maturing May 5, 2013	1,174,504
		Discovery Communications, Inc.
	2,412,875	Term Loan, 6.83%, Maturing April 30, 2014	2,298,263
		Emmis Operating Co.
	797,426	Term Loan, 6.84%, Maturing November 2, 2013	726,156
		Entravision Communications Corp.
	1,272,000	Term Loan, 6.23%, Maturing September 29, 2013	1,174,480
		Gray Television, Inc.
	1,262,250	Term Loan, 6.21%, Maturing January 19, 2015	1,137,603
		HIT Entertainment, Inc.
	999,399	Term Loan, 6.60%, Maturing March 20, 2012	904,456
		NEP II, Inc.
	620,310	Term Loan, 7.11%, Maturing February 16, 2014	586,709
		Nexstar Broadcasting, Inc.
	1,790,382	Term Loan, 6.58%, Maturing October 1, 2012	1,629,248
	1,695,252	Term Loan, 6.58%, Maturing October 1, 2012	1,542,680
		NextMedia Operating, Inc.
	247,444	Term Loan, 5.99%, Maturing November 15, 2012	230,123
	109,974	Term Loan, 6.32%, Maturing November 15, 2012	102,276
		PanAmSat Corp.
	2,000,000	Term Loan, Maturing September 30, 2010 (2)	1,766,250
	2,444,063	Term Loan, 6.60%, Maturing January 3, 2014	2,125,478
		Paxson Communications Corp.
	2,500,000	Term Loan, 7.51%, Maturing January 15, 2012	2,350,000
		Raycom TV Broadcasting, LLC
	875,000	Term Loan, 4.81%, Maturing June 25, 2014	813,750
		SFX Entertainment
	1,144,939	Term Loan, 7.58%, Maturing June 21, 2013	1,110,591
		Sirius Satellite Radio, Inc.
	498,750	Term Loan, 5.56%, Maturing December 19, 2012	443,888
		Tyrol Acquisition 2 SAS
EUR	800,000	Term Loan, 6.19%, Maturing January 19, 2015	1,039,650
EUR	800,000	Term Loan, 6.65%, Maturing January 19, 2016	1,045,035
		Univision Communications, Inc.
	2,750,000	Term Loan, 5.77%, Maturing March 29, 2009	2,603,906
	255,872	Term Loan, 0.00%, Maturing September 29, 2014 (3)	211,121
	7,369,128	Term Loan, 5.49%, Maturing September 29, 2014	6,080,297
		Young Broadcasting, Inc.
	982,500	Term Loan, 7.06%, Maturing November 3, 2012	896,531
	716,625	Term Loan, 7.16%, Maturing November 3, 2012	653,920
			$34,308,364
Rail Industries — 0.6%
		Kansas City Southern Railway Co.
1,994,625		Term Loan, 6.58%, Maturing March 30, 2008	$1,944,137
		RailAmerica, Inc.
	1,550,000	Term Loan, 7.12%, Maturing August 14, 2008	1,519,000
			$3,463,137

Retailers (Except Food and Drug) — 3.2%
		American Achievement Corp.
	390,159	Term Loan, 6.70%, Maturing March 25, 2011	$366,750
		Amscan Holdings, Inc.
	496,250	Term Loan, 6.35%, Maturing May 25, 2013	454,069
		Claire’s Stores, Inc.
	348,250	Term Loan, 6.47%, Maturing May 24, 2014	285,391
		Cumberland Farms, Inc.
	1,546,918	Term Loan, 6.06%, Maturing September 29, 2013	1,515,979
		Educate, Inc.
	500,000	Term Loan, 10.08%, Maturing June 14, 2014	465,000
		Harbor Freight Tools USA, Inc.
	1,714,570	Term Loan, 6.21%, Maturing July 15, 2010	1,564,545
		Josten’s Corp.
	1,509,741	Term Loan, 6.72%, Maturing October 4, 2011	1,482,063
		Mapco Express, Inc.
	537,372	Term Loan, 6.01%, Maturing April 28, 2011	511,846
		Neiman Marcus Group, Inc.
	802,215	Term Loan, 6.69%, Maturing April 5, 2013	739,375
		Orbitz Worldwide, Inc.
	1,177,050	Term Loan, 7.05%, Maturing July 25, 2014	1,085,829
		Oriental Trading Co., Inc.
	1,125,000	Term Loan, 9.28%, Maturing January 31, 2013	945,000
	1,585,006	Term Loan, 6.42%, Maturing July 31, 2013	1,410,655
		Rent-A-Center, Inc.
	1,033,316	Term Loan, 6.72%, Maturing November 15, 2012	949,359
		Rover Acquisition Corp.
	2,227,500	Term Loan, 6.28%, Maturing October 26, 2013	2,075,288
		Savers, Inc.
	338,357	Term Loan, 7.58%, Maturing August 11, 2012	328,206
	368,271	Term Loan, 7.58%, Maturing August 11, 2012	357,223
		The Yankee Candle Company, Inc.
	1,200,250	Term Loan, 6.83%, Maturing February 6, 2014	1,087,727
		Vivarte
EUR	750,000	Term Loan, 6.20%, Maturing May 29, 2015	832,518
EUR	750,000	Term Loan, 6.70%, Maturing May 29, 2016	837,002
			$17,293,825
Steel — 0.4%
		Algoma Acquisition Corp.
	1,046,089	Term Loan, 7.33%, Maturing June 20, 2013	$975,478
		Niagara Corp.
	1,019,875	Term Loan, 8.27%, Maturing June 29, 2014	897,490
			$1,872,968
Surface Transport — 1.1%
		Gainey Corp.
	500,000	Term Loan, Maturing April 20, 2012 (2)	$348,750
	746,860	Term Loan, 10.00%, Maturing April 20, 2012	484,568
		Oshkosh Truck Corp.
	1,925,625	Term Loan, 6.90%, Maturing December 6, 2013	1,788,644
		Ozburn-Hessey Holding Co., LLC
	489,087	Term Loan, 7.10%, Maturing August 9, 2012	437,733
		SIRVA Worldwide, Inc.
	1,599,041	Term Loan, 11.82%, Maturing December 1, 2010	838,830
		Swift Transportation Co., Inc.
	2,805,814	Term Loan, 8.19%, Maturing May 10, 2014	2,177,138
			$6,075,663
Telecommunications — 5.7%
		Alaska Communications Systems Holdings, Inc.
	990,000	Term Loan, 6.58%, Maturing February 1, 2012	$932,972
		Alltell Communication
	1,500,000	Term Loan, Maturing May 16, 2014 (2)	1,370,000
	1,147,125	Term Loan, 6.77%, Maturing May 16, 2015	1,047,707
		Asurion Corp.
	1,400,000	Term Loan, 7.88%, Maturing July 13, 2012	1,277,500
	1,000,000	Term Loan, 11.18%, Maturing January 13, 2013	908,125

		Centennial Cellular Operating Co., LLC
4,445,833		Term Loan, 6.85%, Maturing February 9, 2011	$4,310,604
		CommScope, Inc.
1,150,000		Term Loan, 7.06%, Maturing November 19, 2014	1,127,000
		FairPoint Communications, Inc.
2,980,000		Term Loan, 6.63%, Maturing February 8, 2012	2,940,515
		Intelsat Bermuda, Ltd.
1,075,000		Term Loan, 7.13%, Maturing February 1, 2014	1,053,052
		Intelsat Subsidiary Holding Co.
962,813		Term Loan, 6.35%, Maturing July 3, 2013	904,081
		Iowa Telecommunications Services
2,616,000		Term Loan, 6.68%, Maturing November 23, 2011	2,490,105
		IPC Systems, Inc.
1,094,500		Term Loan, 7.09%, Maturing May 31, 2014	913,223
500,000		Term Loan, 10.09%, Maturing May 31, 2015	388,750
		Macquarie UK Broadcast Ventures, Ltd.
GBP	775,000	Term Loan, 7.95%, Maturing December 26, 2014	1,359,668
		NTelos, Inc.
1,171,806		Term Loan, 5.53%, Maturing August 24, 2011	1,137,019
		Palm, Inc.
773,063		Term Loan, 6.78%, Maturing April 24, 2014	566,268
		Stratos Global Corp.
1,039,500		Term Loan, 7.59%, Maturing February 13, 2012	992,723
		Telesat Canada, Inc.
602,924		Term Loan, 6.92%, Maturing October 22, 2014	572,025
51,532		Term Loan, 7.00%, Maturing October 22, 2014 (3)	48,891
		Trilogy International Partners
850,000		Term Loan, 8.33%, Maturing June 29, 2012	777,750
		Triton PCS, Inc.
2,710,612		Term Loan, 6.53%, Maturing November 18, 2009	2,697,059
		Windstream Corp.
3,074,456		Term Loan, 5.50%, Maturing July 17, 2013	2,990,871
			$30,805,908
Utilities — 3.5%
		AEI Finance Holding, LLC
269,751		Revolving Loan, 7.83%, Maturing March 30, 2012	$249,520
2,011,266		Term Loan, 7.83%, Maturing March 30, 2014	1,860,421
		Astoria Generating Co.
1,000,000		Term Loan, 8.66%, Maturing August 23, 2013	955,625
		BRSP, LLC
1,775,173		Term Loan, 7.91%, Maturing July 13, 2009	1,739,670
		Calpine Corp.
843,625		DIP Loan, 7.08%, Maturing March 30, 2009	755,044
		Covanta Energy Corp.
569,072		Term Loan, 6.20%, Maturing February 9, 2014	536,825
1,147,258		Term Loan, 6.57%, Maturing February 9, 2014	1,082,247
		Electricinvest Holding Co.
EUR	476,616	Term Loan, 8.33%, Maturing October 24, 2012	645,695
GBP	480,000	Term Loan, 9.73%, Maturing October 24, 2012	869,949
		Elster Group GmbH (Ruhrgas)
240,599		Term Loan, 6.91%, Maturing June 12, 2013	233,983
		LS Power Acquisition Co.
580,904		Term Loan, 8.58%, Maturing November 1, 2014	573,643
		Mach General, LLC
67,969		Term Loan, 6.83%, Maturing February 22, 2013	61,444
650,461		Term Loan, 7.00%, Maturing February 22, 2014	588,017
		Mirant North America, LLC
871,833		Term Loan, 5.02%, Maturing January 3, 2013	835,507
		NRG Energy, Inc.
2,093,940		Term Loan, 6.48%, Maturing June 1, 2014	1,928,781
4,534,961		Term Loan, 6.58%, Maturing June 1, 2014	4,177,266
		Pike Electric, Inc.
173,511		Term Loan, 5.88%, Maturing July 1, 2012	170,474
403,131		Term Loan, 5.50%, Maturing December 10, 2012	396,076

		TXU Texas Competitive Electric Holdings Co., LLC
	847,875	Term Loan, 8.40%, Maturing October 10, 2014	$781,876
	847,875	Term Loan, 8.40%, Maturing October 10, 2014	784,670
			$19,226,733
Total Senior Floating-Rate Interests (identified cost $917,592,383)			$852,565,842
Corporate Bonds & Notes — 11.0%

	Principal
	Amount*
	(000’s omitted)	Security	Value
Aerospace and Defense — 0.0%
		Alion Science and Technologies, Corp.
	145	10.25%, 2/1/15	$113,825
		DRS Technologies, Inc., Sr. Sub. Notes
	80	7.625%, 2/1/18	79,400
			$193,225
Air Transport — 0.0%
		Continental Airlines
	212	7.033%, 6/15/11	$201,246
			$201,246
Automotive — 0.2%
		Altra Industrial Motion, Inc.
	225	9.00%, 12/1/11	$220,500
	110	9.00%, 12/1/11	107,800
		American Axle & Manufacturing, Inc.
	135	7.875%, 3/1/17	121,837
		Commercial Vehicle Group, Inc., Sr. Notes
	100	8.00%, 7/1/13	85,125
		Ford Motor Credit Co., Sr. Notes
	15	9.875%, 8/10/11	14,402
		Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
	180	8.663%, 12/1/09	180,450
		Tenneco, Inc., Sr. Notes
	55	8.125%, 11/15/15 (5)	55,000
			$785,114
Broadcast Radio and Television — 0.0%
		Warner Music Group, Sr. Sub. Notes
	85	7.375%, 4/15/14	$66,725
			$66,725
Brokers/Dealers/Investment Houses — 0.1%
		Nuveen Investments, Inc.
	30	5.00%, 9/15/10	$27,150
		Nuveen Investments, Inc., Sr. Notes
	330	10.50%, 11/15/15 (5)	321,750
			$348,900
Building and Development — 0.8%
		Grohe Holding GMBH, Variable Rate
EUR	2,000	7.451%, 1/15/14	$2,598,453
		Interface, Inc.
	500	10.375%, 2/1/10	517,500
		Nortek, Inc., Sr. Sub. Notes
	850	8.50%, 9/1/14	667,250
		NTK Holdings, Inc., Sr. Disc. Notes
	360	10.75%, 3/1/14	203,400
		Panolam Industries International
	425	10.75%, 10/1/13	350,625
		Stanley Martin Co.
	80	9.75%, 8/15/15	40,400
			$4,377,628

Business Equipment and Services — 0.6%
	Affinion Group, Inc.
95	10.125%, 10/15/13	$94,525
135	11.50%, 10/15/15	125,550
	Ceridian Corp., Sr. Notes
350	11.25%, 11/15/15 (5)	297,500
	Education Management, LLC
415	8.75%, 6/1/14	401,512
655	10.25%, 6/1/16	627,162
	KAR Holdings, Inc., Sr. Notes
20	8.75%, 5/1/14 (5)	17,900
	KAR Holdings, Inc., Variable Rate, Sr. Notes
130	8.911%, 5/1/14 (5)	108,550
	Neff Corp., Sr. Notes
40	10.00%, 6/1/15	19,200
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
40	9.875%, 8/15/11	41,300
	Safety Products Holdings, Inc. Sr. Notes (PIK)
481	11.75%, 1/1/12	504,454
	SunGard Data Systems, Inc.
85	9.125%, 8/15/13	86,700
	Travelport, LLC
475	9.875%, 9/1/14	458,375
70	11.875%, 9/1/16	66,850
	United Rentals North America, Inc.
20	6.50%, 2/15/12	18,500
	West Corp.
685	9.50%, 10/15/14	640,475
		$3,508,553
Cable and Satellite Television — 0.3%
	Cablevision Systems Corp., Sr. Notes, Series B
75	8.00%, 4/15/12	$72,187
	CCH II, LLC/CCH II Capital Co.
310	10.25%, 9/15/10	293,725
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
730	8.75%, 11/15/13	682,550
	Kabel Deutschland GmbH
190	10.625%, 7/1/14	193,325
	Mediacom Broadband Group Corp., LLC, Sr. Notes
135	8.50%, 10/15/15	111,375
		$1,353,162
Chemicals and Plastics — 0.2%
	CII Carbon, LLC
100	11.125%, 11/15/15 (5)	$96,000
	INEOS Group Holdings PLC
225	8.50%, 2/15/16 (5)	176,625
	Nova Chemicals Corp., Sr. Notes, Variable Rate
195	7.863%, 11/15/13	166,725
	Reichhold Industries, Inc., Sr. Notes
445	9.00%, 8/15/14 (5)	440,550
		$879,900
Clothing/Textiles — 0.3%
	Levi Strauss & Co., Sr. Notes
385	9.75%, 1/15/15	$376,337
75	8.875%, 4/1/16	71,625
	Oxford Industries, Inc., Sr. Notes
790	8.875%, 6/1/11	776,175
	Perry Ellis International, Inc., Sr. Sub. Notes
325	8.875%, 9/15/13	313,625
	Phillips Van Heusen, Sr. Notes
55	7.25%, 2/15/11	55,412
		$1,593,174

Conglomerates — 0.1%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
210	7.991%, 6/15/12	$212,100
	RBS Global & Rexnord Corp.
175	9.50%, 8/1/14	158,812
155	11.75%, 8/1/16	132,525
		$503,437
Containers and Glass Products — 0.3%
	Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	$284,812
	Pliant Corp. (PIK)
1,358	11.85%, 6/15/09	1,357,731
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
250	8.00%, 3/15/17	233,125
		$1,875,668
Cosmetics/Toiletries — 0.1%
	Bausch & Lomb, Inc., Sr. Notes
195	9.875%, 11/1/15 (5)	$198,412
	Revlon Consumer Products Corp., Sr. Sub. Notes
210	8.625%, 2/1/08	210,000
		$408,412
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
440	9.50%, 4/15/14	$411,400
		$411,400
Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
445	7.75%, 11/1/12	$366,012
	Amkor Technologies, Inc., Sr. Notes
140	7.75%, 5/15/13	125,825
	Avago Technologies Finance
90	11.875%, 12/1/15	94,500
	Avago Technologies Finance, Variable Rate
170	10.125%, 12/1/13	177,650
	NXP BV/NXP Funding, LLC
10	7.875%, 10/15/14	9,212
	NXP BV/NXP Funding, LLC, Variable Rate
775	7.008%, 10/15/13	646,156
		$1,419,355
Financial Intermediaries — 0.7%
	Alzette, Variable Rate
750	11.86%, 12/15/20	$723,225
	E*Trade Financial Corp.
190	7.875%, 12/1/15	144,875
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.68%, 7/27/16 (5)	863,917
	Ford Motor Credit Co.
715	7.375%, 10/28/09	688,827
340	7.875%, 6/15/10	320,235
	Ford Motor Credit Co., Sr. Notes
50	5.80%, 1/12/09	48,644
	General Motors Acceptance Corp.
210	6.375%, 5/1/08	210,000
100	5.85%, 1/14/09	97,287
160	7.75%, 1/19/10	153,127
325	7.25%, 3/2/11	293,822
40	7.00%, 2/1/12	34,728
	General Motors Acceptance Corp., Variable Rate
110	6.119%, 5/15/09	102,732
		$3,681,419

Food Products — 0.1%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
495	11.50%, 11/1/11	$460,350
	Dole Foods Co.
210	7.25%, 6/15/10	185,850
	Dole Foods Co., Sr. Notes
105	8.625%, 5/1/09	98,175
	Pierre Foods, Inc., Sr. Sub. Notes
55	9.875%, 7/15/12	36,300
		$780,675
Food Service — 0.1%
	Aramark Corp., Sr. Notes
60	8.50%, 2/1/15	$60,000
	El Pollo Loco, Inc.
370	11.75%, 11/15/13	355,200
	NPC International, Inc., Sr. Sub. Notes
390	9.50%, 5/1/14	337,350
		$752,550
Food/Drug Retailers — 0.3%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
345	10.009%, 3/15/14	$284,625
	General Nutrition Center, Sr. Sub. Notes
365	10.75%, 3/15/15	295,650
	Rite Aid Corp.
685	6.125%, 12/15/08 (5)	661,025
285	7.50%, 1/15/15	252,225
120	7.50%, 3/1/17	103,500
		$1,597,025
Forest Products — 0.2%
	Georgia-Pacific Corp.
5	9.50%, 12/1/11	$5,225
	Jefferson Smurfit Corp.
75	7.50%, 6/1/13	69,750
	NewPage Corp.
350	10.00%, 5/1/12 (5)	350,000
245	10.00%, 5/1/12	245,000
210	12.00%, 5/1/13	208,950
	NewPage Corp., Variable Rate
135	11.161%, 5/1/12	132,975
		$1,011,900
Healthcare — 0.7%
	Accellent, Inc.
210	10.50%, 12/1/13	$166,950
	Advanced Medical Optics, Inc., Sr. Sub. Notes
70	7.50%, 5/1/17	59,500
	AMR HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	346,125
	HCA, Inc.
695	8.75%, 9/1/10	700,212
150	7.875%, 2/1/11	148,125
135	9.125%, 11/15/14	140,569
285	9.25%, 11/15/16	299,606
	MultiPlan Merger Corp., Sr. Sub. Notes
485	10.375%, 4/15/16 (5)	453,475
	National Mentor Holdings, Inc.
315	11.25%, 7/1/14	326,025
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	187,687
	Service Corp. International, Sr. Notes
120	7.00%, 6/15/17	118,200
	Universal Hospital Service, Inc. (PIK)
40	8.50%, 6/1/15	40,600

	US Oncology, Inc.
265	9.00%, 8/15/12	$261,025
515	10.75%, 8/15/14	504,700
	Varietal Distribution Merger, Inc., Sr. Notes (PIK)
40	10.25%, 7/15/15 (5)	37,600
		$3,790,399
Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
135	8.125%, 6/15/14	$132,300
		$132,300
Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15	$195,000
	ESCO Corp., Sr. Notes
145	8.625%, 12/15/13 (5)	139,200
	ESCO Corp., Sr. Notes, Variable Rate
145	8.866%, 12/15/13 (5)	131,225
		$465,425
Insurance — 0.0%
	Alliant Holdings I, Inc.
100	11.00%, 5/1/15 (5)	$94,000
		$94,000
Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc.
265	11.00%, 2/1/16	$263,675
	Bombardier, Inc., Sr. Notes
130	8.00%, 11/15/14 (5)	136,500
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13 (5)	178,425
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	9.894%, 4/1/12 (5)	329,400
	Marquee Holdings, Inc., Sr. Disc. Notes
790	9.505%, 8/15/14	560,900
	Universal City Development Partners, Sr. Notes
240	11.75%, 4/1/10	247,800
	Universal City Florida Holdings, Sr. Notes, Variable Rate
680	9.661%, 5/1/10	659,600
		$2,376,300
Lodging and Casinos — 1.1%
	Buffalo Thunder Development Authority
375	9.375%, 12/15/14 (5)	$315,000
	CCM Merger, Inc.
230	8.00%, 8/1/13 (5)	207,000
	Chukchansi EDA, Sr. Notes, Variable Rate
280	8.238%, 11/15/12 (5)	268,800
	Fontainebleau Las Vegas Casino, LLC
485	10.25%, 6/15/15 (5)	366,175
	Galaxy Entertainment Finance
200	9.875%, 12/15/12 (5)	206,000
	Galaxy Entertainment Finance, Variable Rate
140	9.829%, 12/15/10 (5)	141,750
	Greektown Holdings, LLC, Sr. Notes
100	10.75%, 12/1/13 (5)	96,000
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
165	11.00%, 11/1/12 (5)	154,275
	Inn of the Mountain Gods, Sr. Notes
625	12.00%, 11/15/10	625,000
	Majestic Star Casino, LLC
340	9.50%, 10/15/10	305,150
140	12.50%, 10/15/11 (5)	86,450

	MGM Mirage, Inc.
160	7.50%, 6/1/16	$154,400
	Mohegan Tribal Gaming Authority
60	6.875%, 2/15/15	54,000
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
45	8.00%, 4/1/12	44,325
	OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	477,969
	Park Place Entertainment
265	7.875%, 3/15/10	250,756
	Pinnacle Entertainment Inc., Sr. Sub. Notes
140	7.50%, 6/15/15 (5)	112,000
	Pokagon Gaming Authority, Sr. Notes
110	10.375%, 6/15/14 (5)	114,262
	San Pasqual Casino
110	8.00%, 9/15/13 (5)	105,050
	Seminole Hard Rock Entertainment, Variable Rate
175	7.491%, 3/15/14 (5)	158,375
	Station Casinos, Inc.
55	7.75%, 8/15/16	48,744
	Station Casinos, Inc., Sr. Notes
95	6.00%, 4/1/12	83,362
	Trump Entertainment Resorts, Inc.
845	8.50%, 6/1/15	612,625
	Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15 (5)	310,000
	Turning Stone Resort Casinos, Sr. Notes
75	9.125%, 9/15/14 (5)	73,500
	Waterford Gaming, LLC, Sr. Notes
348	8.625%, 9/15/14 (5)	339,300
		$5,710,268
Nonferrous Metals/Minerals — 0.3%
	Aleris International, Inc., Sr. Notes
100	9.00%, 12/15/14	$78,500
	Aleris International, Inc., Sr. Sub. Notes
560	10.00%, 12/15/16	396,200
	Alpha Natural Resources, Sr. Notes
135	10.00%, 6/1/12	139,388
	FMG Finance PTY, Ltd.
490	10.625%, 9/1/16 (5)	558,600
	FMG Finance PTY, Ltd., Variable Rate
195	9.124%, 9/1/11 (5)	198,900
		$1,371,588
Oil and Gas — 1.0%
	Allis-Chalmers Energy, Inc.
90	8.50%, 3/1/17	$83,250
	Allis-Chalmers Energy, Inc., Sr. Notes
425	9.00%, 1/15/14	405,875
	Cimarex Energy Co., Sr. Notes
120	7.125%, 5/1/17	117,900
	Clayton Williams Energy, Inc.
160	7.75%, 8/1/13	138,400
	Compton Pet Finance Corp.
360	7.625%, 12/1/13	334,800
	Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	50,250
	El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	244,946
	Encore Acquisition Co., Sr. Sub. Notes
155	7.25%, 12/1/17	149,963
	Ocean Rig Norway AS, Sr. Notes
225	8.375%, 7/1/13 (5)	239,625

	OPTI Canada, Inc.
95	7.875%, 12/15/14 (5)	$92,625
180	8.25%, 12/15/14 (5)	177,300
	Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	106,000
	Petrohawk Energy Corp., Sr. Notes
795	9.125%, 7/15/13	824,813
	Petroplus Finance, Ltd.
315	7.00%, 5/1/17 (5)	287,438
	Plains Exploration & Production Co.
255	7.00%, 3/15/17	243,525
	Quicksilver Resources, Inc.
210	7.125%, 4/1/16	204,750
	SemGroup L.P., Sr. Notes
540	8.75%, 11/15/15 (5)	507,600
	Sesi, LLC, Sr. Notes
60	6.875%, 6/1/14	58,200
	Stewart & Stevenson, LLC, Sr. Notes
400	10.00%, 7/15/14	390,000
	United Refining Co., Sr. Notes
865	10.50%, 8/15/12	877,975
	VeraSun Energy Corp.
105	9.875%, 12/15/12	103,425
		$5,638,660
Publishing — 0.4%
	CanWest Media, Inc.
420	8.00%, 9/15/12	$400,003
	Dex Media West/Finance, Series B
127	9.875%, 8/15/13	129,858
	Harland Clarke Holdings
160	9.50%, 5/15/15	124,000
	Idearc, Inc., Sr. Notes
320	8.00%, 11/15/16	288,000
	MediaNews Group, Inc., Sr. Sub. Notes
100	6.875%, 10/1/13	56,500
	MediMedia USA, Inc., Sr. Sub Notes
170	11.375%, 11/15/14 (5)	175,950
	Nielsen Finance, LLC
175	10.00%, 8/1/14	177,625
	R.H. Donnelley Corp.
580	8.875%, 10/15/17 (5)	494,450
	Reader’s Digest Association, Sr. Sub. Notes
595	9.00%, 2/15/17 (5)	462,613
		$2,308,999
Radio and Television — 0.1%
	Intelsat Bermuda, Ltd.
325	9.25%, 6/15/16	$325,813
	Rainbow National Services, LLC, Sr. Sub. Debs.
145	10.375%, 9/1/14 (5)	154,788
		$480,601
Rail Industries — 0.1%
	American Railcar Industry
175	7.50%, 3/1/14	$158,375
	Kansas City Southern Mexico, Sr. Notes
245	7.625%, 12/1/13	237,650
55	7.375%, 6/1/14 (5)	52,388
		$448,413
Retailers (Except Food and Drug) — 0.9%
	Amscan Holdings, Inc., Sr. Sub. Notes
400	8.75%, 5/1/14	$358,000
	GameStop Corp.
1,255	8.00%, 10/1/12	1,308,338

	Michaels Stores, Inc., Sr. Notes
250	10.00%, 11/1/14	$223,750
	Michaels Stores, Inc., Sr. Sub. Notes
325	11.375%, 11/1/16	264,875
	Neiman Marcus Group, Inc.
310	9.00%, 10/15/15	311,550
1,300	10.375%, 10/15/15	1,300,000
	Sally Holdings, LLC, Sr. Notes
90	9.25%, 11/15/14	85,500
200	10.50%, 11/15/16	178,500
	Toys R US Corp.
330	7.375%, 10/15/18	229,350
	Yankee Acquisition Corp., Series B
445	8.50%, 2/15/15	382,700
300	9.75%, 2/15/17	246,000
		$4,888,563
Steel — 0.1%
	RathGibson, Inc., Sr, Notes
445	11.25%, 2/15/14	$440,550
	Ryerson, Inc., Sr. Notes
30	12.00%, 11/1/15 (5)	28,350
	Ryerson, Inc., Sr. Notes, Variable Rate
20	12.574%, 11/1/14 (5)	18,500
	Steel Dynamics, Inc., Sr. Notes
205	7.375%, 11/1/12 (5)	205,513
		$692,913
Surface Transport — 0.0%
	CEVA Group, PLC, Sr. Notes
210	10.00%, 9/1/14 (5)	$199,500
		$199,500
Telecommunications — 0.6%
	Centennial Cellular Operating Co., LLC, Sr. Notes
205	10.125%, 6/15/13	$210,638
	Digicel Group, Ltd., Sr. Notes
275	9.25%, 9/1/12 (5)	280,156
205	8.875%, 1/15/15 (5)	181,425
467	9.125%, 1/15/15 (5)	412,128
	Level 3 Financing, Inc., Sr. Notes
225	9.25%, 11/1/14	194,625
300	8.75%, 2/15/17	244,500
	Qwest Communications International, Inc.
500	7.50%, 2/15/14	497,500
	Qwest Corp., Sr. Notes
140	7.625%, 6/15/15	141,750
	Qwest Corp., Sr. Notes, Variable Rate
925	8.241%, 6/15/13	906,500
	Windstream Corp., Sr. Notes
190	8.125%, 8/1/13	195,700
60	8.625%, 8/1/16	62,400
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
90	11.00%, 12/1/17 (5)	82,350
		$3,409,672
Utilities — 0.4%
	AES Corp.
55	8.00%, 10/15/17	$56,375
	Dynegy Holdings, Inc.
90	8.375%, 5/1/16	87,975
30	7.75%, 6/1/19	27,450
	Edison Mission Energy
100	7.50%, 6/15/13	102,750
	Energy Future Holdings, Sr. Notes
370	10.875%, 11/1/17 (5)	368,150

	NGC Corp.
390	7.625%, 10/15/26	$335,400
	NRG Energy, Inc.
140	7.25%, 2/1/14	136,675
355	7.375%, 1/15/17	344,794
	NRG Energy, Inc., Sr. Notes
120	7.375%, 2/1/16	116,250
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,600
	Texas Competitive Electric Holdings Co., LLC, Series A, Sr. Notes
240	10.25%, 11/1/15 (5)	237,000
	Texas Competitive Electric Holdings Co., LLC, Series B, Sr. Notes
195	10.25%, 11/1/15 (5)	192,563
		$2,024,982
Total Corporate Bonds & Notes (identified cost $63,348,046)		$59,782,051

Asset Backed Securities — 1.3%

Principal
Amount
(000’s omitted)	Security	Value
$760	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate, 6.98%, 2/24/19 (5) (6)	$622,283
1,000	Babson Ltd., Series 2005-1A, Class C1, Variable Rate, 6.208%, 4/15/19 (5) (6)	817,391
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate, 6.308%, 1/15/19 (5) (6)	822,678
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate, 7.329%, 8/11/16 (5) (6)	870,522
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate, 10.646%, 3/8/17 (6)	864,543
750	Centurion CDO 9 Ltd., Series 2005-9A, Class Note, 9.35%, 7/17/19	606,186
750	Comstock Funding Ltd., Series 2006-1A, Class D, Variable Rate, 9.30%, 5/30/20 (5) (6)	556,468
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate, 5.801%, 7/30/16 (5) (6)	1,287,519
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, Variable Rate, 5.081%, 4/25/21 (5) (6)	798,077

Total Asset Backed Securities (identified cost $8,514,732)		$7,245,667

Common Stocks — 0.1%

Shares	Security	Value
Air Transport — 0.1%
22,932	Delta Air Lines, Inc. (7)	$385,946
		$385,946
Commercial Services — 0.0%
6,211	Environmental Systems Products Holdings, Inc. (4) (7) (8)	$0
		$0
Lodging and Casinos — 0.0%
32,088	Trump Entertainment Resorts, Inc. (7)	$142,150
		$142,150
Total Common Stocks (identified cost $1,204,201)		$528,096

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
Aerospace & Defense — 0.1%
$310,000	L-3 Communications Corp. (5)	$391,763

Total Convertible Bonds (identified cost $313,181)		$391,763

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
1,007	Chesapeake Energy Corp., 4.50%	$105,483
484	Crown Castle International Corp., 6.25% (PIK)	27,346
Total Convertible Preferred Stocks (identified cost $120,732)		$132,829

Preferred Stocks — 0.1%

Shares	Security	Value
6,211	Environmental Systems Products Holdings Preferred (Series A) (4) (7)	$491,352
Total Preferred Stocks (identified cost $108,693)		$491,352

Miscellaneous — 0.0%

Shares	Security	Value
1,000,000	Delta Air Lines, Escrow Certificate (7)	$50,000
Total Miscellaneous (identified cost $0)		$50,000

Closed-End Investment Companies — 2.4%

Shares	Security	Value
43,021	BlackRock Floating Rate Income Strategies Fund II, Inc.	$664,244
62,341	BlackRock Floating Rate Income Strategies Fund, Inc.	975,637
20,864	BlackRock Global Floating Rate Income Trust Fund	330,277
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	43,526
126,490	First Trust/Four Corners Senior Floating Rate Income Fund II	1,901,145
911,533	ING Prime Rate Trust	5,533,005
98,332	LMP Corporate Loan Fund, Inc.	1,135,734
50,752	Nuveen Floating Rate Income Fund	570,960
8,502	Nuveen Floating Rate Income Opportunity Fund	96,668
23,445	Nuveen Senior Income Fund	167,632
136	PIMCO Floating Rate Income Fund	2,230
1,620	PIMCO Floating Rate Strategy Fund	24,462
292	Pioneer Floating Rate Trust	4,649
268,136	Van Kampen Senior Income Trust	1,804,555
Total Closed-End Investment Companies (identified cost $15,542,362)		$13,254,724

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (9)	8,214	$8,213,996
Total Short-Term Investments (identified cost $8,213,996)		$8,213,996
Total Investments — 172.7% (identified cost $1,014,958,326)		$942,656,320
Less Unfunded Loan Commitments — (1.2)%		$(6,426,918)
Net Investments — 171.5% (identified cost $1,008,531,408)		$936,229,402
Other Assets, Less Liabilities — 0.8%		$4,077,057
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (72.3)%		$(394,474,598)
Net Assets Applicable to Common Shares— 100.0%		$545,831,861

DIP	—	Debtor in Possession
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound
*		In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2008, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $19,915,604 or 3.6% of the Trust’s net assets.

(6)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2008.
(7)		Non-income producing security.
(8)		Restricted security.
(9)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $163,125.

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
2/29/08	Euro 34,747,126	United States Dollar 51,308,301	$(104,146)

2/29/08	British Pound Sterling 10,850,781	United States Dollar 21,517,316	(21,764)
			$(125,910)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Lehman Brothers, Inc.	Inergy, L.P.	Buy	$2,000	2.20%	3/20/2010	$53,695

At January 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,015,489,761
Gross unrealized appreciation	$1,722,574
Gross unrealized depreciation	(74,556,015)
Net unrealized depreciation	$(72,833,441)

The net unrealized appreciation on foreign currency, swaps and forward foreign exchange contracts at January 31, 2008 was $199,733.

Restricted Securities

At January 31, 2008, the Trust owned the following security, which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Preferred Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0(1)	$0
Total Restricted Securities			$0	$0

(1) Less than $0.50.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	March 28, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 28, 2008